Shareholder Report, Holdings (Details)	Jul. 31, 2025
C000035161 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000035161 | Variable Rate Demand Notes
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000035161 | Certificates of Deposit and Bank Notes
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000035161 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000035161 | Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000035161 | Variable Rate Demand Preferred Shares
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000035161 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000035163 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000035163 | Variable Rate Demand Notes
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000035163 | Certificates of Deposit and Bank Notes
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000035163 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000035163 | Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000035163 | Variable Rate Demand Preferred Shares
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000035163 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000035164 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000035164 | Variable Rate Demand Notes
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000035164 | Certificates of Deposit and Bank Notes
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000035164 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000035164 | Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000035164 | Variable Rate Demand Preferred Shares
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000035164 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016691 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000016691 | Variable Rate Demand Notes
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000016691 | Certificates of Deposit and Bank Notes
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000016691 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000016691 | Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000016691 | Variable Rate Demand Preferred Shares
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016691 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%